UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

DGI Investment Trust

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

787-771-6800

(Registrant's telephone number, including area code)

Hugh González Robison

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Name and address of agent for service)

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

Washington, D.C. 20006

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

All Accounts
POPULAR, INC.
Security:	733174700				Meeting Type:	Annual
Ticker:	BPOP				Meeting Date:	12-May-2022
ISIN	PR7331747001				Vote Deadline Date:	11-May-2022
Agenda	935575007	Management			Total Ballot Shares:	380000
Last Vote Date:	27-Apr-2022
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Class 1 Director for a one year term: Alejandro M. Ballester		For	None	380000	0	0	0
2	Election of Class 1 Director for a one year term: Richard L. Carrión		For	None	380000	0	0	0
3	Election of Class 1 Director for a one year term: Betty DeVita		For	None	380000	0	0	0
4	Election of Class 1 Director for a one year term: Carlos A. Unanue		For	None	380000	0	0	0
5	Election of Class 2 Director for a one year term: Joaquín E. Bacardí, III		For	None	380000	0	0	0
6	Election of Class 2 Director for a one year term: Robert Carrady		For	None	380000	0	0	0
7	Election of Class 2 Director for a one year term: John W. Diercksen		For	None	380000	0	0	0
8	Election of Class 2 Director for a one year term: Myrna M. Soto		For	None	380000	0	0	0
9	Election of Class 3 Director for a one year term: José R. Rodríguez		For	None	380000	0	0	0
10	Approve, on an advisory basis, the Corporation's executive compensation.		For	None	380000	0	0	0
11	Ratify the appointment of PricewaterhouseCoopers LLP as Popular, Inc.'s independent registered public accounting firm for 2022.		For	None	380000	0	0	0

FIRST BANCORP
Security:	318672706				Meeting Type:	Annual
Ticker:	FBP				Meeting Date:	20-May-2022
ISIN	PR3186727065				Vote Deadline Date:	19-May-2022
Agenda	935591429	Management			Total Ballot Shares:	685000
Last Vote Date:	27-Apr-2022
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Director: Juan Acosta Reboyras		For	None	685000	0	0	0
2	Election of Director: Aurelio Alemàn		For	None	685000	0	0	0
3	Election of Director: Luz A. Crespo		For	None	685000	0	0	0
4	Election of Director: Tracey Dedrick		For	None	685000	0	0	0
5	Election of Director: Patricia M. Eaves		For	None	685000	0	0	0
6	Election of Director: Daniel E. Frye		For	None	685000	0	0	0
7	Election of Director: John A. Heffern		For	None	685000	0	0	0
8	Election of Director: Roberto R. Herencia		For	None	685000	0	0	0
9	Election of Director: Félix M. Villamil		For	None	685000	0	0	0
10	To approve on a non-binding basis the 2021 compensation of First BanCorp's named executive officers.		For	None	685000	0	0	0
11	To ratify the appointment of Crowe LLP as our independent registered public accounting firm for our 2022 fiscal year.		For	None	685000	0	0	0

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGI Investment Trust

By:       /s/ José R. Fernández

José R. Fernández, President

(Principal Executive Officer)

Date:     August 16, 2022